Trade accounts and other payables	12 Months Ended
Mar. 31, 2025
Text block 1 [Abstract]
Trade accounts and other payables
16. Trade accounts and other payables
Trade accounts and other payables consists of the following:

	Yen in millions
	March 31,
	2024	2025

Accounts and notes payables	3,828,068	4,034,920
Other payables	1,423,289	1,492,427

Total	5,251,357	5,527,347

Trade accounts and other payables are classified as financial liabilities measured at amortized cost.